Investment in Unconsolidated Affiliate and Related Party Transactions Summarized Income Statement of Equity Method Investment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Operating revenues	$ 2,803.0	$ 2,272.0	$ 2,418.0
Cost of natural gas and NGLs	1,381.0	1,017.0	1,097.0
Operating income (loss)	528.0	385.0	(712.0)
Net income (loss)	$ 400.3	$ 289.5	$ (752.0)